UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Semi-Annual Report
September 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance September 30, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® SAI Municipal Money Market Fund	4.09%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2023, the most recent period shown in the table, would have been 4.00% for Fidelity® SAI Municipal Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	83.3
8 - 30	0.5
31 - 60	7.8
61 - 90	4.7
91 - 180	2.2
> 180	1.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.1)%

Schedule of Investments September 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 56.2%
	Principal Amount (a)	Value ($)
Alabama - 5.1%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 4.78% 10/2/23, VRDN (b)(c)	800,000	800,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev.:
(Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.78% 10/2/23, VRDN (b)(c)	2,800,000	2,800,000
(Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 4.35% 10/6/23, VRDN (b)(c)	400,000	400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 4.78% 10/2/23, VRDN (b)(c)	1,600,000	1,600,000
TOTAL ALABAMA		5,600,000
Alaska - 1.2%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.95% 10/6/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	1,300,000	1,300,000
Arizona - 1.6%
Maricopa County Poll. Cont. Rev.:
Series 2009 B, 4.24% 10/6/23, VRDN (b)	1,400,000	1,400,000
Series 2009 C, 4% 10/6/23, VRDN (b)	400,000	400,000
TOTAL ARIZONA		1,800,000
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 4.13% 10/6/23, LOC JPMorgan Chase Bank, VRDN (b)	570,000	570,000
Colorado Health Facilities Auth. Rev. Bonds Series 2020 B, 4.1% 10/6/23, LOC The Toronto-Dominion Bank, VRDN (b)	550,000	550,000
TOTAL COLORADO		1,120,000
Connecticut - 0.5%
Connecticut Hsg. Fin. Auth. Series 2019 B2, 3.88% 10/6/23 (Liquidity Facility Bank of America NA), VRDN (b)(c)	505,000	505,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.86% 10/6/23, VRDN (b)	200,000	200,000
Series 1999 B, 4.35% 10/6/23, VRDN (b)(c)	400,000	400,000
TOTAL DELAWARE		600,000
Florida - 4.1%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4% 10/6/23, VRDN (b)(c)	900,000	900,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 4.2% 10/6/23, VRDN (b)(c)	200,000	200,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 3.9% 10/6/23, VRDN (b)	100,000	100,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 4.13% 10/6/23, LOC TD Banknorth, NA, VRDN (b)	100,000	100,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 4.56% 10/6/23, VRDN (b)(c)	300,000	300,000
Martin County Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2022, 4.17% 10/6/23, VRDN (b)	750,000	750,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 4.1% 10/6/23, VRDN (b)(c)	200,000	200,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 3.95% 10/6/23, LOC Wells Fargo Bank NA, VRDN (b)	2,020,000	2,020,000
TOTAL FLORIDA		4,570,000
Georgia - 0.5%
Monroe County Dev. Auth. Poll. Cont. Rev. (Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4.1% 10/6/23, VRDN (b)	100,000	100,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 4% 10/6/23, VRDN (b)(c)	500,000	500,000
TOTAL GEORGIA		600,000
Illinois - 0.4%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 4.18% 10/6/23, LOC Northern Trust Co., VRDN (b)	100,000	100,000
FHLMC Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008, 4.12% 10/6/23, LOC Freddie Mac, VRDN (b)	300,000	300,000
TOTAL ILLINOIS		400,000
Indiana - 2.5%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.75% 10/6/23, LOC Mizuho Bank Ltd., VRDN (b)	100,000	100,000
(PSI Energy Proj.):
Series 2003 A, 4.3% 10/6/23, VRDN (b)(c)	2,000,000	2,000,000
Series 2003 B, 3.89% 10/6/23, VRDN (b)(c)	450,000	450,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 4.2% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	200,000	200,000
TOTAL INDIANA		2,750,000
Iowa - 5.0%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 4.3% 10/6/23, VRDN (b)(c)	5,500,000	5,500,000
Kansas - 1.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.03% 10/6/23, VRDN (b)	100,000	100,000
Series 2007 B, 4.03% 10/6/23, VRDN (b)	600,000	600,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 3.9% 10/6/23, VRDN (b)	600,000	600,000
TOTAL KANSAS		1,300,000
Louisiana - 3.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 4.3% 10/6/23, VRDN (b)	3,700,000	3,700,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 4% 10/6/23, LOC Freddie Mac, VRDN (b)	400,000	400,000
TOTAL LOUISIANA		4,100,000
Mississippi - 5.6%
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 4.56% 10/6/23, VRDN (b)(c)	700,000	700,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003, 4.1% 10/6/23, LOC Bank of America NA, VRDN (b)(c)	5,500,000	5,500,000
TOTAL MISSISSIPPI		6,200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. Series 1998, 4.3% 10/6/23, VRDN (b)(c)	200,000	200,000
New York - 1.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 4.5% 10/2/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,600,000	1,600,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 4.15% 10/6/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	200,000	200,000
TOTAL NEW YORK		1,800,000
North Carolina - 0.8%
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 4.02% 10/6/23, VRDN (b)(c)	600,000	600,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 3.98% 10/6/23, LOC Rabobank Nederland New York Branch, VRDN (b)	250,000	250,000
TOTAL NORTH CAROLINA		850,000
Ohio - 0.7%
Franklin County Hosp. Facilities Rev. Series 1998, 4.08% 10/6/23, LOC Northern Trust Co., VRDN (b)	300,000	300,000
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 3.94% 10/6/23, LOC PNC Bank NA, VRDN (b)	500,000	500,000
TOTAL OHIO		800,000
Pennsylvania - 1.0%
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 3.89% 10/6/23, LOC Bank of America NA, VRDN (b)	865,000	865,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 4.06% 10/6/23, LOC Fannie Mae, VRDN (b)	200,000	200,000
TOTAL PENNSYLVANIA		1,065,000
Tennessee - 5.8%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 4% 10/6/23, VRDN (b)(c)	6,400,000	6,400,000
Texas - 1.6%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 F, 4.11% 10/6/23, VRDN (b)	500,000	500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 4.05% 10/6/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	200,000	200,000
Series 2008 C4, 4.05% 10/6/23, LOC Bank of Montreal, VRDN (b)	250,000	250,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 4.1% 10/6/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	300,000	300,000
Series 2003 A, 4% 10/6/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	500,000	500,000
TOTAL TEXAS		1,750,000
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2018 C, 4.09% 10/6/23, VRDN (b)	350,000	350,000
Washington - 4.5%
Port of Seattle Rev. Series 2008, 4.15% 10/6/23, LOC Bank of America NA, VRDN (b)(c)	4,000,000	4,000,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Interurban Sr. Living Apts. Proj.) Series 2012, 4.12% 10/6/23, LOC Freddie Mac, VRDN (b)	200,000	200,000
(Urban Ctr. Apts. Proj.) Series 2012, 4.1% 10/6/23, LOC Freddie Mac, VRDN (b)	600,000	600,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 4.1% 10/6/23, LOC Fannie Mae, VRDN (b)	200,000	200,000
TOTAL WASHINGTON		5,000,000
West Virginia - 2.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 4.01% 10/6/23, VRDN (b)(c)	2,600,000	2,600,000
Wisconsin - 4.4%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 3.95% 10/6/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	4,900,000	4,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $62,060,000)		62,060,000

Tender Option Bond - 15.4%
	Principal Amount (a)	Value ($)
Arizona - 0.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.1% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	75,000	75,000
Colorado - 0.6%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XG 01 96, 4.06% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	620,000	620,000
Connecticut - 0.4%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 4.16%, tender (b)(e)(f)(g)	200,000	200,000
Participating VRDN Series Floaters YX 10 77, 3.8% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	200,000	200,000
TOTAL CONNECTICUT		400,000
Florida - 0.7%
Broward County Convention Ctr. Bonds Series MS 00 11, 3.83%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)(g)	600,000	600,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 4.09% 10/6/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.23%, tender (b)(c)(e)(f)(g)	100,000	100,000
TOTAL FLORIDA		800,000
Georgia - 2.6%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	90,000	90,000
Hosp. Auth. of Savannah Auth. Rev. Participating VRDN Series BAML 5042, 4.5% 10/2/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,800,000	2,800,000
TOTAL GEORGIA		2,890,000
Louisiana - 1.0%
New Orleans Aviation Board Rev. Participating VRDN Series XF 31 48, 4.03% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	100,000	100,000
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 4.02% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
TOTAL LOUISIANA		1,100,000
Maryland - 0.1%
Maryland Stadium Auth. Rev. Bonds Series 2023, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	100,000	100,000
Michigan - 0.1%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	90,000	90,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 4.06% 10/6/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	200,000	200,000
New York - 3.6%
New York Dorm. Auth. Rev. Bonds Series MS 00 09, 4.13%, tender 10/26/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	200,000	200,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 4.08% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,800,000	3,800,000
TOTAL NEW YORK		4,000,000
North Carolina - 2.2%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XG 05 27, 0% 10/6/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	130,000	130,000
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN Series XM 10 11, 4.05% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,100,000	2,100,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series YX 13 16, 4.01% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	200,000	200,000
TOTAL NORTH CAROLINA		2,430,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.08% 10/6/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400,000	400,000
Pennsylvania - 0.5%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 4.06% 11/3/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN Series XM 10 83, 4.06% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	500,000	500,000
TOTAL PENNSYLVANIA		600,000
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.18%, tender (b)(e)(f)(g)	100,000	100,000
Texas - 0.5%
El Paso Wtr. & Swr. Rev. Bonds Series 2022 MS 00 10, 4.15%, tender 10/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	500,000	500,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 11 23, 4.05% 10/6/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	100,000	100,000
TOTAL TEXAS		600,000
Utah - 0.8%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 4.03% 10/6/23 (Liquidity Facility UBS AG) (b)(c)(e)(f)	400,000	400,000
Series XL 04 59, 4.03% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	480,000	480,000
TOTAL UTAH		880,000
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	100,000	100,000
Port of Seattle Rev. Participating VRDN:
Series 2022 ZL 03 16, 4.05% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	400,000	400,000
Series Floaters XM 06 65, 4.08% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	500,000	500,000
Series XF 13 71, 4.12% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	300,000	300,000
Series XM 08 75, 3.91% 10/6/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	90,000	90,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 4.08% 10/6/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300,000	300,000
TOTAL WASHINGTON		1,690,000
TOTAL TENDER OPTION BOND (Cost $16,975,000)		16,975,000

Other Municipal Security - 22.9%
	Principal Amount (a)	Value ($)
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2019 A, 5% 10/1/23 (Escrowed to Maturity) (c)	825,000	825,000
Alabama - 0.6%
Black Belt Energy Gas District Bonds Series 2018 A, 4%, tender 11/30/23 (b)	700,000	699,993
Alaska - 0.2%
Anchorage Gen. Oblig. TAN Series 2023, 4.25% 12/15/23	250,000	250,105
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Bonds Series 2015 A, 5% 1/1/24	310,000	310,673
Colorado - 1.4%
Colorado Ctfs. of Prtn. Bonds Series 2020 A, 5% 12/15/23	210,000	210,318
Colorado Health Facilities Auth. Rev. Bonds Series 2013 A, 5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	275,000	275,631
Colorado Health Facilities Auth. Rev. Bonds Bonds:
Series 2016 B, 5% 11/15/23	100,000	100,099
Series 2016 C, 5%, tender 11/15/23 (b)	130,000	130,146
Denver City & County Arpt. Rev. Bonds:
Series 2012 A, 5% 11/15/23 (c)	200,000	200,063
Series 2012 B, 5% 11/15/23	250,000	250,300
Series 2016 A, 5% 11/15/23	175,000	175,210
Series 2020 A1, 5% 11/15/23	150,000	150,180
Series 2022 C, 5% 11/15/23	100,000	100,120
TOTAL COLORADO		1,592,067
Connecticut - 1.5%
Connecticut Gen. Oblig. Bonds Series 2013 A, 5% 10/15/23 (Escrowed to Maturity)	115,000	115,035
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2013 A, 5% 10/1/23	450,000	450,000
Danbury Gen. Oblig. BAN Series 2023, 5% 1/24/24	500,000	501,402
North Haven Gen. Oblig. BAN Series 2022 B, 4.25% 11/2/23	485,000	485,107
Univ. of Connecticut Gen. Oblig. Bonds Series 2020 A, 5% 2/15/24	100,000	100,289
TOTAL CONNECTICUT		1,651,833
District Of Columbia - 1.8%
District of Columbia Income Tax Rev. Bonds Series 2020 B, 5% 10/1/23	250,000	250,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Bonds:
Series 2014 A, 5% 10/1/23 (c)	810,000	810,000
Series 2018 A, 5% 10/1/23 (c)	600,000	600,000
Series 2019 B, 5% 10/1/23	200,000	200,000
Series 2020 A, 5% 10/1/23 (c)	100,000	100,000
TOTAL DISTRICT OF COLUMBIA		1,960,000
Florida - 3.4%
Broward County Arpt. Sys. Rev. Bonds:
Series 2013 A:
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	1,000,000	1,000,000
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	335,000	335,000
Series 2013 C:
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	175,000	175,000
5.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	100,000	100,000
Gainesville Utils. Sys. Rev. Bonds Series 2017 A, 5% 10/1/23	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series 2019 A, 5% 10/1/23 (c)	300,000	300,000
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 5.5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	100,000	100,000
Miami-Dade County Bonds Series 2013 B, 6% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	200,000	200,000
Miami-Dade County School Board Ctfs. of Prtn. Bonds:
Series 2014 D, 5% 11/1/23	310,000	310,199
Series 2015 D, 5% 2/1/24	560,000	561,636
Miami-Dade County Wtr. & Swr. Rev. Bonds:
Series 2013 B, 5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	255,000	255,000
Series 2015, 5% 10/1/23	120,000	120,000
Series 2017 B, 5% 10/1/23	150,000	150,000
TOTAL FLORIDA		3,806,835
Georgia - 0.6%
Atlanta Arpt. Rev. Bonds Series 2023 C, 5% 7/1/24 (c)	380,000	381,917
Cobb County School District TAN Series 2023, 4% 12/14/23	255,000	254,981
TOTAL GEORGIA		636,898
Illinois - 1.9%
Cook County Gen. Oblig. Bonds:
Series 2013 B, 5% 11/15/23	325,000	325,321
Series 2021 B, 4% 11/15/23	405,000	404,862
Series 2022 A, 5% 11/15/23	560,000	560,513
Cook County Sales Tax Rev. Bonds Series 2022 A, 5% 11/15/23	125,000	125,123
Illinois Fin. Auth. Rev. Bonds Series 2014 A, 5% 10/1/23	100,000	100,000
Illinois Gen. Oblig. Bonds:
Series 2016, 5% 2/1/24	100,000	100,220
Series 2017 D, 5% 11/1/23	200,000	200,086
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2013:
7.125% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	165,000	165,338
7.625% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	145,000	145,352
TOTAL ILLINOIS		2,126,815
Kentucky - 1.3%
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2013 A, 5% 10/1/23	150,000	150,000
Series 2016 B, 5% 11/1/23	715,000	715,381
Series 2016, 5% 11/1/23	575,000	575,397
TOTAL KENTUCKY		1,440,778
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series 2013 C, 5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	150,000	150,363
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds Series 2021 B, 5% 11/1/23	400,000	400,340
Michigan - 1.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.23%, tender 4/26/24 (b)(h)	100,000	100,000
Michigan Fin. Auth. Rev. Bonds:
(Trinity Health Proj.) Series 2017, 5% 12/1/23	575,000	575,832
Series 2015 MI, 5% 12/1/23	150,000	150,202
Series 2016 E1, 4%, tender 8/15/24 (b)	110,000	109,677
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2005 A4, 5% 11/1/23	275,000	275,157
Series 2008 C, 5% 12/1/23	250,000	250,362
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Bonds Series 2014 D, 5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	275,000	275,946
TOTAL MICHIGAN		1,737,176
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2013 D, 5% 10/1/23	100,000	100,000
Series 2017 A, 5% 10/1/23	200,000	200,000
TOTAL MINNESOTA		300,000
Nevada - 0.2%
Clark County Fuel Tax Bonds:
Series 2016 A, 5% 11/1/23	105,000	105,070
Series 2016 B, 5% 11/1/23	135,000	135,099
TOTAL NEVADA		240,169
New Jersey - 0.1%
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	100,000	100,491
North Carolina - 0.1%
North Carolina Ltd. Oblig. Bonds Series 2021 A, 5% 5/1/24	135,000	135,774
Ohio - 0.6%
Cuyahoga County Ohio Excise Tax Bonds (Sports Facilities Impt. Proj.) Series 2015, 5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	100,000	100,166
Ohio Cap. Facilities Lease Bonds (Administrative Bldg. Fund Projs.) Series 2017 B, 5% 10/1/23	150,000	150,000
Ohio Gen. Oblig. Bonds Series 2016 A, 5% 12/15/23	105,000	105,224
Ohio State Univ. Gen. Receipts Bonds (Multiyear Debt Issuance Prog.) Series 2020 A, 5% 12/1/23	150,000	150,263
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2014, 5% 12/1/23	100,000	100,163
TOTAL OHIO		605,816
Oregon - 0.9%
Oregon Dept. of Trans. Hwy. User Tax Rev. Bonds Series 2013 A, 5% 11/15/23 (Pre-Refunded to 11/15/23 @ 100)	145,000	145,172
Oregon Gen. Oblig. Bonds Series 2019 M, 5% 11/1/23	350,000	350,283
Port of Portland Arpt. Rev. Bonds Series 2017 B, 5% 7/1/24 (c)	510,000	511,755
TOTAL OREGON		1,007,210
Pennsylvania - 1.1%
Allegheny County Bonds Series 2013 C72, 5.25% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	245,000	245,503
Pennsylvania Gen. Oblig. Bonds Series 2013, 5% 10/15/23	230,000	230,060
Pennsylvania Hsg. Fin. Agcy. Bonds Series 2022 138, 5% 10/1/23	115,000	115,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series 2013 C, 5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	585,000	585,779
TOTAL PENNSYLVANIA		1,176,342
South Carolina - 0.3%
Charleston Edl. Excellence Fing. Corp. Rev. Bonds Series 2013 B, 5% 12/1/23 (Pre-Refunded to 12/1/23 @ 100)	125,000	125,207
Greenville County School District Bonds Series 2023 B, 5% 6/25/24	155,000	156,338
TOTAL SOUTH CAROLINA		281,545
Texas - 1.6%
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 5% 10/1/23	125,000	125,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023 B2, 3.7% tender 12/1/23, CP mode	400,000	399,882
Harris County Metropolitan Trans. Auth. Bonds Series 2017 A, 5% 11/1/23	125,000	125,079
Houston Util. Sys. Rev. Bonds:
Series 2002 C, 5% 11/15/23	100,000	100,094
Series 2013 B, 4% 11/15/23	100,000	99,970
Series 2016 B, 5% 11/15/23	110,000	110,103
Series 2021 A, 4% 11/15/23	100,000	99,970
Texas Gen. Oblig. Bonds:
Series 2014 A, 5% 10/1/23	540,000	540,000
Series 2014, 5% 10/1/23	115,000	115,000
Univ. of Texas Board of Regents Sys. Rev. Series 2023 A, 3.68% 10/31/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	100,000	99,985
TOTAL TEXAS		1,815,083
Virginia - 0.1%
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2017 A, 5% 2/1/24	125,000	125,378
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2016 S1, 5% 11/1/23	115,000	115,071
King County #405 Bellevue School District Bonds (Washington St. School District Cr. Enhancement Prog.) Series 2016, 5% 12/1/23 (Washington Gen. Oblig. Guaranteed)	495,000	495,845
King County Highline School District # 401 Bonds:
Series 2022 B, 5% 12/1/23 (Washington Gen. Oblig. Guaranteed)	225,000	225,377
Series 2023, 5% 12/1/23 (Washington Gen. Oblig. Guaranteed)	150,000	150,251
King County School District 210 Bonds Series 2015, 4% 12/1/23 (Washington Gen. Oblig. Guaranteed)	145,000	145,018
Port of Seattle Rev. Bonds Series 2022 B, 5% 8/1/24 (c)	195,000	196,149
TOTAL WASHINGTON		1,327,711
Wisconsin - 0.6%
Wisconsin Gen. Oblig. Bonds:
Series 2016 1, 5% 11/1/23	100,000	100,076
Series 2016 2, 5% 11/1/23	205,000	205,156
Series 2017 2, 5% 11/1/23	100,000	100,076
Series 2022 3, 5% 11/1/23	100,000	100,076
Wisconsin Health & Edl. Facilities Bonds Series 2018 B, 5%, tender 1/31/24 (b)	100,000	100,253
TOTAL WISCONSIN		605,637
TOTAL OTHER MUNICIPAL SECURITY (Cost $25,318,724)		25,310,032

Investment Company - 6.6%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.2% (i)(j) (Cost $7,329,874)	7,328,562	7,330,028

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $111,683,598)	111,675,060
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,231,448)
NET ASSETS - 100.0%	110,443,612

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,900,000 or 4.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,000 or 1.0% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Broward County Convention Ctr. Bonds Series MS 00 11, 3.83%, tender 11/2/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	1/19/23	600,000

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.18%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	100,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.16%, tender 10/5/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	200,000

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.23%, tender 10/5/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.18%, tender 10/5/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	7,744,028	36,832,000	37,246,000	154,514	-	-	7,330,028	0.3%
Total	7,744,028	36,832,000	37,246,000	154,514	-	-	7,330,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	62,060,000	-	62,060,000	-

Tender Option Bond	16,975,000	-	16,975,000	-

Other Municipal Security	25,310,032	-	25,310,032	-

Investment Company	7,330,028	7,330,028	-	-
Total Investments in Securities:	111,675,060	7,330,028	104,345,032	-

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		September 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $104,353,724)	$104,345,032
Fidelity Central Funds (cost $7,329,874)	7,330,028

Total Investment in Securities (cost $111,683,598)		$111,675,060
Receivable for investments sold		2,205,000
Receivable for fund shares sold		223
Interest receivable		834,585
Distributions receivable from Fidelity Central Funds		19,412
Prepaid expenses		199
Receivable from investment adviser for expense reductions		4,194
Other receivables		8
Total assets		114,738,681
Liabilities
Payable to custodian bank	$1,253,085
Payable for investments purchased	1,017,291
Payable for fund shares redeemed	1,988,423
Accrued management fee	13,522
Other payables and accrued expenses	22,748
Total Liabilities		4,295,069
Net Assets		$110,443,612
Net Assets consist of:
Paid in capital		$110,477,818
Total accumulated earnings (loss)		(34,206)
Net Assets		$110,443,612
Net Asset Value, offering price and redemption price per share ($110,443,612 ÷ 110,424,892 shares)		$1.0002

Statement of Operations
		Six months ended September 30, 2023 (Unaudited)
Investment Income
Interest		$2,341,228
Income from Fidelity Central Funds		154,514
Total Income		2,495,742
Expenses
Management fee	$98,859
Custodian fees and expenses	2,939
Independent trustees' fees and expenses	273
Registration fees	6,795
Audit	20,713
Legal	62
Miscellaneous	238
Total expenses before reductions	129,879
Expense reductions	(30,380)
Total expenses after reductions		99,499
Net Investment income (loss)		2,396,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,048)
Total net realized gain (loss)		(1,048)
Change in net unrealized appreciation (depreciation) on investment securities		(36,135)
Net gain (loss)		(37,183)
Net increase in net assets resulting from operations		$2,359,060
Statement of Changes in Net Assets

	Six months ended September 30, 2023 (Unaudited)	Year ended March 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,396,243	$5,336,986
Net realized gain (loss)	(1,048)	(26,537)
Change in net unrealized appreciation (depreciation)	(36,135)	209,645
Net increase in net assets resulting from operations	2,359,060	5,520,094
Distributions to shareholders	(2,394,467)	(5,339,450)

Share transactions
Proceeds from sales of shares	11,905,930	53,902,848
Reinvestment of distributions	2,394,467	5,339,450
Cost of shares redeemed	(64,305,677)	(436,349,504)

Net increase (decrease) in net assets and shares resulting from share transactions	(50,005,280)	(377,107,206)
Total increase (decrease) in net assets	(50,040,687)	(376,926,562)

Net Assets
Beginning of period	160,484,299	537,410,861
End of period	$110,443,612	$160,484,299

Other Information
Shares
Sold	11,902,468	53,885,181
Issued in reinvestment of distributions	2,394,007	5,337,763
Redeemed	(64,287,276)	(436,220,379)
Net increase (decrease)	(49,990,801)	(376,997,435)

Financial Highlights
Fidelity® SAI Municipal Money Market Fund

	Six months ended (Unaudited) September 30, 2023	Years ended March 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0004	$1.0000	$1.0004	$1.0002	$1.0001	$.9999
Income from Investment Operations
Net investment income (loss) A	.0170	.0180	.0003	.0013	.0142	.0146
Net realized and unrealized gain (loss)	(.0002)	.0004	(.0003)	.0002	.0001	.0002
Total from investment operations	.0168	.0184	-	.0015	.0143	.0148
Distributions from net investment income	(.0170)	(.0180)	(.0003)	(.0013)	(.0142)	(.0146)
Distributions from net realized gain	-	-	(.0001)	(.0001)	-	-
Total distributions	(.0170)	(.0180)	(.0004)	(.0013) B	(.0142)	(.0146)
Net asset value, end of period	$1.0002	$1.0004	$1.0000	$1.0004	$1.0002	$1.0001
Total Return C,D	1.69%	1.85%	-%	.15%	1.44%	1.49%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.18% G	.16%	.16%	.16%	.19%	.21%
Expenses net of fee waivers, if any	.14% G	.14%	.09%	.12%	.14%	.14%
Expenses net of all reductions	.14% G	.14%	.09%	.12%	.14%	.14%
Net investment income (loss)	3.38% G	1.57%	.03%	.08%	1.41%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$110,444	$160,484	$537,411	$445,828	$134,798	$295,510

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BTotal distributions per share do not sum due to rounding.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended September 30, 2023

1. Organization.
Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of September 30, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,481
Gross unrealized depreciation	(10,019)
Net unrealized appreciation (depreciation)	$(8,538)
Tax cost	$111,683,598

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,476)
Long-term	-
Total capital loss carryforward	$(26,476)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Municipal Money Market Fund	513,344	27,510,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $30,380.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Municipal Money Market Fund	100%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® SAI Municipal Money Market Fund	.14%
Actual		$ 1,000	$ 1,016.90	$ .71
Hypothetical-B		$ 1,000	$ 1,024.30	$ .71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging in part due to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the fund's total expense ratio ranked below the total expense asset size peer group competitive median for 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.14% through July 31, 2024.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.

1.9885509.105
OMM-SANN-1123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023